Schedule IV (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Life insurance in-force
Gross amount	$ 86,792	$ 105,704	$ 118,328
Ceded	55,496	72,034	81,858
Assumed	15,976	16,358	17,034
Net amount	$ 47,272	$ 50,028	$ 53,504
% Amount assumed to net	33.80%	32.70%	31.80%
Insurance premium
Gross Amount	$ 360	$ 407	$ 336
Ceded Premiums Earned	291	327	226
Assumed Premiums Earned	40	42	47
Premium	$ 109	$ 122	$ 157
% Amount assumed to net	36.70%	34.40%	29.90%
Life insurance
Insurance premium
Gross Amount	$ 325	$ 354	$ 273
Ceded Premiums Earned	251	273	172
Assumed Premiums Earned	37	38	42
Premium	$ 111	$ 119	$ 143
% Amount assumed to net	33.30%	31.90%	29.60%
Group payout annuity
Insurance premium
Gross Amount	$ 10	$ 15	$ 27
Ceded Premiums Earned	0	0	0
Assumed Premiums Earned	0	0	0
Premium	10	15	27
Accident and health
Insurance premium
Gross Amount	25	38	36
Ceded Premiums Earned	28	42	41
Assumed Premiums Earned	3	4	5
Premium	0	0	0
Annuity guaranteed benefits
Insurance premium
Gross Amount	0	0	0
Ceded Premiums Earned	12	12	13
Assumed Premiums Earned	0	0	0
Premium	$ (12)	$ (12)	$ (13)